STOCK OPTION PLANS	3 Months Ended
Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 6 - STOCK OPTION PLANS

a.
Upon the closing of the Merger, the Company adopted the GlassesOff Inc. 2013 Incentive Compensation Plan (the “Equity Incentive Plan”). The number of shares of common stock authorized for issuance under the Equity Incentive Plan is 14,000,000 shares.

Options granted under the Equity Incentive Plan and the related award agreements expire ten years from the date of grant, unless earlier terminated in accordance with the terms of such grants. Options no longer vest following the termination of the grant recipient’s employment or other relationship with the Company.

The Company assumed all of Ucansi’s options that were issued and outstanding immediately prior to the Merger and issued to the holders of such securities in exchange therefor options to acquire approximately 9,019,872 shares of common stock on substantially similar terms to those of Ucansi's options.

The Company accounts for employees’ and directors’ stock-based compensation in accordance with ASC 718, "Share-Based Payment". ASC 718 requires companies to estimate the fair value of equity-based payment awards at the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of awards granted based on the straight line method over the requisite service period, net of estimated forfeitures.

The Company applies ASC 505-50, “Equity Based Payments to Non Employees” (“ASC 505-50”), with respect to options issued to non-employees. The Company has accounted for these grants under the fair value method of ASC 505-50, estimated using the Black-Scholes Merton option-pricing model.

b.
The following table summarizes all share-based compensation expenses related to grants under the Equity Incentive Plan to employees, directors and consultants included in the consolidated statements of operations:

			Period of February 5, 2007
	For the three months		(date of inception)
	ended March 31,		Through March 31,
	2014	2013	2014
Research & development	$56	$41	$1,930
Sales and marketing	10	-	130
General & administrative	89	59	1,075
Total	$155	$100	$3,135

c.	The following is a summary of the stock options granted to employees under the Equity Incentive Plan:

	For the three months ended
	March 31, 2014
	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2014	5,101,663	$0.0013
Issued	933,000	$1.9300
Outstanding at March 31, 2014	6,034,663	$0.2995
Options exercisable at March 31, 2014	4,889,051	$0.0062

	For the three months ended March 31, 2013
	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2013	4,983,888	$0.0013
Issued	-	-
Outstanding at March 31, 2013	4,983,888	$0.0013
Options exercisable at March 31, 2013	4,017,486	$0.0013

The total unrecognized estimated compensation cost related to employees’ non-vested stock options granted through March 31, 2014 was $1,234, which is expected to be recognized over a weighted average period of 2.78 years.

d.	The following is a summary of the stock options granted to non-employees under the Equity Incentive Plan:

	For the three months ended March 31, 2014
	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2014	3,918,209	$0.0374
Issued	400,000	$1.9300
Outstanding at March 31, 2014	4,318,209	$0.2127
Options exercisable at March 31, 2014	3,774,187	$0.0291

	For the three months ended March 31, 2013
	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2013	3,630,946	$0.0404
Issued	-	-
Outstanding at March 31, 2013	3,630,946	$0.0404
Options exercisable at March 31, 2013	3,342,902	$0.0221

The total unrecognized estimated compensation cost related to non-employees’ non-vested stock options granted through March 31, 2014 was $462, which is expected to be recognized over a weighted average period of 1.43 years.

The options outstanding as of March 31, 2014 have been separated by exercise prices as follows:

Exercise Price	# of Options Outstanding	Average Remaining Contractual Life (years)	# of Options Exercisable
$0.001	8,443,784	8.27	8,218,672
$0.244	576,088	6.24	432,066
$1.930	1,333,000	9.86	12,500
	10,352,875		8,663,238